Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net profit (loss)	$ 4	$ (35)	$ (190)
Adjustments required to reconcile net profit to net cash provided by (used in) operating activities (Appendix A)	1	(5)	(38)
Net cash provided by (used in) continuing operating activities	5	(40)	(228)
Cash flows for financing activities:
Purchase of treasury stock			(2,153)
Net cash used in financing activities			(2,153)
Cash flows for investing activities:
Deposits	(17)	(1,902)
Net cash used in investing activities	(17)	(1,902)
Decrease in cash and cash equivalents	(12)	(1,942)	(2,381)
Cash and cash equivalents at beginning of year	24	1,966	4,347
Cash and cash equivalents at end of year	12	24	1,966
Changes in operating assets and liabilities:
Other receivables and prepaid expenses			10
Other payables and accrued expenses	1	(5)	(48)
Adjustments to reconcile net income to net cash provided by (used in) operating activities	$ 1	$ (5)	$ (38)